Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	Eaton Vance NextShares Trust II
Central Index Key	0001614522
Amendment Flag	false
Document Creation Date	Jan. 25, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Oaktree Diversified Credit NextShares | Eaton Vance Oaktree Diversified Credit NextShares
Risk/Return:
Trading Symbol	OKDCC